Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
	June 30, 2026	June 30, 2025
	$	$
	Unaudited	Unaudited

Net loss	(6,692,471)	(68,746)

	Number	Number

Weighted average number of ordinary shares used in calculating basic and diluted earnings/(losses) per share	12,668,694	7,526,213	**

	$	$

Basic and diluted earnings/(losses) per share	(0.53)	(*	)**

*	Less than $0.01
**	Restated to reflect the 1-for-275 reverse split of the ordinary shares. Please see Note 1.